14. Short-term Borrowings and Long-term Borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of short-term borrowings and long-term borrowings
	December 31, 2020	December 31, 2019
Debtor finance	$2,789	$2,226
Other short-term borrowings	204	414
Current portion of long-term borrowings	273	217
Total short-term borrowings and current portion of long-term borrowings	3,266	2,857

Long term bank borrowings	6,573	6,256
Other long-term borrowings	55	–
Total long-term borrowings	6,628	6,256
Less: current portion of long-term borrowings	(273)	(217)
Total long-term borrowings, excluding current portion	6,355	6,039
Total borrowings	$9,621	$8,896

Schedule of maturities of the long-term borrowings	As of December 31, 2020, the maturities of the long-term borrowings are as follows:
USD
2021	$273
2022	498
2023	318
2024	375
2025	424
Thereafter	4,740
$6,628